Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000086650 | NVIDIA8658325
Holdings [Line Items]
Percent of Total Investments	6.30%
C000086650 | Netflix8658317
Holdings [Line Items]
Percent of Total Investments	6.10%
C000086650 | MercadoLibre8658313
Holdings [Line Items]
Percent of Total Investments	5.30%
C000086650 | Visa8658350
Holdings [Line Items]
Percent of Total Investments	4.70%
C000086650 | Amazon.com8658273
Holdings [Line Items]
Percent of Total Investments	4.60%
C000086650 | Axon Enterprise8658280
Holdings [Line Items]
Percent of Total Investments	4.40%
C000086650 | Adyen8658385
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086650 | DoorDash8658299
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086650 | ServiceNow8658336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086650 | Keyence8658381
Holdings [Line Items]
Percent of Total Investments	3.30%
C000086650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000086650 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000086650 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086650 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000086650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086650 | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000086650 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000086651 | NVIDIA8658325
Holdings [Line Items]
Percent of Total Investments	6.30%
C000086651 | Netflix8658317
Holdings [Line Items]
Percent of Total Investments	6.10%
C000086651 | MercadoLibre8658313
Holdings [Line Items]
Percent of Total Investments	5.30%
C000086651 | Visa8658350
Holdings [Line Items]
Percent of Total Investments	4.70%
C000086651 | Amazon.com8658273
Holdings [Line Items]
Percent of Total Investments	4.60%
C000086651 | Axon Enterprise8658280
Holdings [Line Items]
Percent of Total Investments	4.40%
C000086651 | Adyen8658385
Holdings [Line Items]
Percent of Total Investments	3.70%
C000086651 | DoorDash8658299
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086651 | ServiceNow8658336
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086651 | Keyence8658381
Holdings [Line Items]
Percent of Total Investments	3.30%
C000086651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000086651 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000086651 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000086651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000086651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086651 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000086651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086651 | India
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000086651 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.80%